Financial instruments (Tables)	12 Months Ended
Mar. 31, 2014
Investments All Other Investments [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis.

March 31, 2014

	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$26,712	$—	$—	$26,712
Derivative instruments	—	197	—	197

Total assets	$26,712	$197	$—	$26,909

Liabilities
Derivative instruments	$—	$2,492	$—	$2,492

Total liabilities	$—	$2,492	$—	$2.492

March 31, 2013

	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$117,065	$—	$—	$117,065
Derivative instruments	—	463	—	463

Total assets	$117,065	$463	$—	$117,528

Liabilities
Derivative instruments	$—	$1,602	$—	$1,602

Total liabilities	$—	$1,602	$—	$1,602

Schedule of Fair Value of Derivative Contracts

(a) Fair value of derivative contracts

March 31, 2014

	Fair value	Contract expiry	Rates	Notional amounts of quantity
Foreign exchange forward derivative contracts	$(430) (694) (928)	Apr 2014 to Nov 2014 Apr 2014 to Feb 2015 Apr 2014 to Feb 2015	1.0367 -1.0946 1.3624 - 1.5652 1.5979 - 1.8645	USD 14,000 EUR 16,500 GBP 10,500

	$(2,052)

Interest rate derivative contracts	$(242)	Aug 2014	0.785% - 0.850%	83% of the outstanding principal on the Term loan over the contract term

March 31, 2013

	Fair value		Contract expiry	Rates	Notional amounts of quantity
Foreign exchange forward derivative contracts	$(382 (111 316	) )	Apr 2013 to Dec 2013 Apr 2013 to Dec 2013 Apr 2013 to Nov 2013	0.9938 - 1.0325 1.2485 - 1.3431 1.5780 - 1.6162	USD 24,000 EUR 18,000 GBP 6,500

	$(177)

Interest rate derivative contracts	$(962)		Aug 2014	0.750% - 0.945%	50% of the outstanding principal on the first lien term loan over the contract term

Schedule of Carrying Value and Fair Value of Long Term Debt

The carrying value and fair value of the Company’s long-term debt as at March 31, 2014 and 2013, are as follows.

	March 31, 2014		March 31, 2013
	Carrying amount	Fair value	Carrying amount	Fair value

Variable-rate long-term debt, excluding debt discount	$120,313	$122,747	$288,225	$289,844